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WisdomTree Emerging Markets ESG Fund
WisdomTree Emerging Markets ESG Fund (formerly, WisdomTree Emerging Markets Dividend Fund)
Investment Objective
The WisdomTree Emerging Markets ESG Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Emerging Markets ESG Fund WisdomTree Emerging Markets ESG Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Emerging Markets ESG Fund WisdomTree Emerging Markets ESG Fund
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.32%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
WisdomTree Emerging Markets ESG Fund | WisdomTree Emerging Markets ESG Fund | USD ($)	33	103	180	406

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 130% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Principal Investment Strategies of the Fund
The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing primarily in equity securities of issuers in emerging markets that exhibit certain characteristics that the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), believes to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance (“ESG”) characteristics based on a model developed by WisdomTree Asset Management. WisdomTree Asset Management employs a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. Generally, the Fund’s portfolio will be rebalanced quarterly according to the Adviser’s quantitative model, although a more active approach may be taken depending on factors such as market conditions and investment opportunities, which may lead to frequent trading, cause the number of Fund holdings to vary, and increase the Fund’s portfolio turnover rate.
WisdomTree Asset Management seeks to identify equity securities that have the highest potential for returns based on proprietary measures of fundamental factors, such as value and quality, and technical factors, such as momentum and correlation. In addition, WisdomTree Asset Management seeks to identify equity securities with positive ESG characteristics based on a Sustainability score, which is a composite score that measures a company’s ESG impact along with exposure to potential controversies. Securities of companies involved in certain controversial products or activities, such as tobacco, small arms, controversial weapons, and fossil fuels are excluded regardless of revenue measures. In addition, securities are weighted on a modified market-capitalization basis taking into consideration the Sustainability score (
i
.e., securities with a higher market capitalization
and
a higher Sustainability score are more heavily weighted).
As of September 30, 2020, companies in the consumer discretionary, information technology and communication services sectors comprised a significant portion of the Fund.

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”
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ESG Investing Risk.
The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG criteria. In addition, companies selected for inclusion in the Fund may not exhibit positive or favorable ESG characteristics at all times and may shift into and out of favor depending on market and economic conditions.

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Emerging Markets Risk.
Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

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Investment Risk.
As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

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Market Risk.
The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time.

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Shares of the Fund May Trade at Prices Other Than NAV.
As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.

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Active Management Risk.
The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

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Capital Controls and Sanctions Risk.
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
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Cash Redemption Risk.
The Fund generally redeems shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

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Communication Services Sector Risk.
The Fund currently invests a significant portion of its assets in the communication services sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The communication services sector consists of companies that facilitate communication and offer content and information through various types of media. These companies include, for example, telecom companies, such as wireless and fixed-line telecommunications service providers, media companies, such as broadcasters, advertisers, publishers, cable and satellite companies, and companies in the movie industry, and other companies that provide internet software, on-line services, social media platforms, video games, and digital entertainment. This sector can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

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Consumer Discretionary Sector Risk.
The Fund currently invests a significant portion of its assets in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.

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Currency Exchange Rate Risk.
Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

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Cybersecurity Risk.
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

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Foreign Securities Risk
. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

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Geographic Investment Risk.
To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in companies incorporated and/or domiciled in China, Taiwan and South Korea, although this may change from time to time.

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Geopolitical Risk.
Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
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Information Technology Sector Risk.
The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
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Large-Capitalization Investing Risk.
The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

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Mid-Capitalization Investing Risk.
The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies.

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Models and Data Risk.
While the Fund is actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.

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Non-Diversification Risk.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

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Portfolio Turnover Risk.
The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of a relevant broad-based securities index. In addition, performance is shown for another index that also represents the asset class in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.
The Fund’s name, objective and strategies changed effective March 16, 2020. Prior to March 16, 2020, Fund performance reflects the investment objective of the Fund when it was the WisdomTree Emerging Markets Dividend Fund and tracked the performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Index.

Total Return

The Fund’s year-to-date total return as of September 30, 2020 was (5.18)%.
Best and Worst Quarter Returns (for the periods reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	10.90%	4Q/2019
Lowest Return	(8.46)%	2Q/2018

Average Annual Total Returns for the periods ending December 31, 2019
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns - WisdomTree Emerging Markets ESG Fund		1 Year	Since Inception	Inception Date
WisdomTree Emerging Markets ESG Fund	[1]	18.98%	11.72%	Apr. 07, 2016
WisdomTree Emerging Markets ESG Fund | Return After Taxes on Distributions	[1]	18.12%	10.96%	Apr. 07, 2016
WisdomTree Emerging Markets ESG Fund | Return After Taxes on Distributions and Sale of Fund Shares	[1]	12.08%	9.24%	Apr. 07, 2016
MSCI Emerging Markets Extended ESG Focus Index (Reflects no deduction for fees, expenses or taxes)	[1],[2]	19.48%		Apr. 07, 2016
MSCI EM Index (Reflects no deduction for fees, expenses or taxes)	[1]	18.42%	11.66%	Apr. 07, 2016
[1]	The Fund’s objective and strategies changed effective March 16, 2020. Prior to March 16, 2020, Fund performance reflects the investment objective of the Fund when it was the WisdomTree Emerging Markets Dividend Fund (DVEM) and tracked the performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Index.
[2]	The MSCI Emerging Markets Extended ESG Focus Index began on March 27, 2018.